Retirement Plans and Post-Retirement Benefits (Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Pension Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets — beginning of period	$ 1,394	$ 1,426
Actual return on plan assets	232	(65)
Employer contributions	15	130
Payments from plan assets	(94)	(93)
Foreign currency impact	(8)	(4)
Fair value of plan assets — end of period	1,539	1,394	$ 1,426
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations — beginning of period	1,364	1,508
Service cost	10	4	4
Interest cost	58	51	53
Actuarial gain	186	(102)
Benefit payments	(94)	(93)
Plan amendment	0	3
Benefit obligations assumed in an acquisition	37	0
Foreign currency impact	(8)	(7)
Benefit obligations — end of period	1,553	1,364	1,508
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Overfunded (underfunded) status of benefit obligations	(14)	30
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Actuarial losses and prior service costs recognized in accumulated other comprehensive loss, net of taxes	(125)	(110)
Pension Plan | Foreign Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets — beginning of period	147
Fair value of plan assets — end of period	151	147
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations — beginning of period	129
Benefit obligations — end of period	184	129
Defined Benefit Plan, Additional Information [Abstract]
Defined Benefit Plan, Accumulated Benefit Obligation	171	122
Other Post-Retirement Benefits Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets — beginning of period	81	83
Actual return on plan assets	6	0
Employer contributions	1	0
Payments from plan assets	(3)	(2)
Foreign currency impact	0	0
Fair value of plan assets — end of period	85	81	83
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations — beginning of period	74	80
Service cost	0	0	0
Interest cost	3	3	3
Actuarial gain	14	(7)
Benefit payments	(3)	(2)
Plan amendment	0	0
Benefit obligations assumed in an acquisition	5	0
Foreign currency impact	0	0
Benefit obligations — end of period	93	74	$ 80
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Overfunded (underfunded) status of benefit obligations	(8)	7
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Actuarial losses and prior service costs recognized in accumulated other comprehensive loss, net of taxes	$ (15)	$ (5)